UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2010



ITEM 1. REPORT TO STOCKHOLDERS.
USAA INCOME STOCK FUND - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2010


[LOGO OF USAA]
   USAA(R)

                                             [GRAPHIC OF USAA INCOME STOCK FUND]

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       ANNUAL REPORT
       USAA INCOME STOCK FUND
       FUND SHARES o INSTITUTIONAL SHARES
       JULY 31, 2010

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

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FUND OBJECTIVE

CURRENT INCOME WITH THE PROSPECT OF INCREASING DIVIDEND INCOME
AND THE POTENTIAL FOR CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

Normally invests at least 80% of the Fund's assets in common stocks, with at least 65% of the Fund's assets normally invested in common stocks of companies that pay dividends.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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

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TABLE OF CONTENTS

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
PRESIDENT'S MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              9

INVESTMENT OVERVIEW                                                          10

FINANCIAL INFORMATION

    Distributions to Shareholders                                            16

    Report of Independent Registered
      Public Accounting Firm                                                 17

    Portfolio of Investments                                                 18

    Notes to Portfolio of Investments                                        34

    Financial Statements                                                     36

    Notes to Financial Statements                                            39

EXPENSE EXAMPLE                                                              56

ADVISORY AGREEMENTS                                                          58

TRUSTEES' AND OFFICERS' INFORMATION                                          66

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"OVER TIME, I BELIEVE HIGH-QUALITY STOCKS
WILL PERFORM WELL, BUT I THINK THEY WILL BE        [PHOTO OF DANIEL S. McNAMARA]
IN A LOW-GROWTH PERIOD OVER THE SHORT TERM."

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AUGUST 2010

The fiscal year was marked both by strong performance and significant volatility.

When the 12-month period began, the financial markets were in the middle of a powerful rally. Investors were optimistic about the outlook for the U.S. economy, which grew in the third quarter of 2009 -- the first time in more than a year. The U.S. gross domestic product posted solid gains during the fourth quarter, leading many observers to believe that the worst of the recession was over.

But in early 2010, concerns over the recovery's sustainability began to surface. As economic activity softened, it grew increasingly likely that the previous strength had been the result of U.S. government stimulus spending, such as the cash for clunkers program and the first-time homebuyer tax credit, rather than self-sustaining private sector demand. In May, just a month after the federal tax subsidy ended, sales of new single-family homes dropped 33% to the lowest seasonally adjusted rate since records began in 1963. At the same time, unemployment remained stubbornly high as renewed job growth failed to materialize.

Then the European debt crisis and its potential impact on European banks further undermined investor confidence and triggered a broad flight to safety. Sentiment was also eroded by a host of other worries -- pending regulatory changes related to the health care, financial and energy industries, the unexplained May "flash crash" in the U.S. stock market, and BP's oil spill in the Gulf of Mexico. As a result, stocks gave up a portion of their earlier gains while bond prices rose and yields declined (as bond prices rise, yields fall).

By July, some of this uncertainty had been resolved. Stress tests conducted on European banks suggested they were in better shape than many had feared. Congress passed financial regulatory legislation,

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2  | USAA INCOME STOCK FUND

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and BP made progress in capping its Gulf oil well. Corporate earnings, driven by surprisingly strong revenue growth, continued to be better than expected.
Perhaps as a result, the fiscal year ended with the markets once again in rally mode.

While bonds provided positive results during the period, yields are now close to their post World War II lows. I expect them to remain at low levels for some time. Meanwhile, stocks were relatively cheap in my opinion compared to bonds. Corporate America has done what it said it would -- it is repairing or has already repaired its balance sheets. Over time, I believe high-quality stocks will perform well but I think they will be in a low growth period over the short term.

Accordingly, investors should be mindful of their time horizon. For those with five years or more to invest, stocks look attractive as long as you can accept the ups and downs which typically occur. A short- or intermediate-term bond fund may make the most sense if you need your money sooner or are unwilling to accept the volatility that comes with stocks. However, this is based upon what is most suitable for your needs. Whatever you choose to do, I advise you to make decisions within the context of your investment plan. For help refining your strategy, please give one of our USAA service representatives a call. They stand ready to assist you free of charge.

From all of us at USAA Investment Management Company, thank you for the opportunity to help you with your investment needs. We believe that we have some of the industry's top investment talent managing your assets. Rest assured that these experienced professionals will continue working hard on your behalf. Thank you for your continued confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

ALL EQUITY INVESTMENTS ENTAIL RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND INDIVIDUAL STOCKS MAY BE MORE VOLATILE THAN OTHER INVESTMENTS AND PROVIDE LESS INCOME.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License #0E36312), and USAA Financial Advisors, Inc., a registered broker dealer. o As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGERS' COMMENTARY ON THE FUND

Grantham, Mayo, Van Otterloo & Co. LLC         Epoch*

    SAM WILDERMAN, CFA                               DAVID N. PEARL
                                                     MICHAEL A. WELHOELTER, CFA
                                                     WILLIAM W. PRIEST, CFA, CPA

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o  HOW DID THE USAA INCOME STOCK FUND (THE FUND SHARES) PERFORM?

   For the 12-month period ended July 31, 2010, the Fund Shares had a total return of 11.77%. This compares to returns of 15.39% for the Russell Value 1000 Index (the Index) and 13.82% for the Lipper Equity Income Funds Index.

   During the period, the Fund's Board of Trustees hired a new subadviser, Epoch Investment Partners, Inc. (Epoch), replacing OFI Institutional Management, Inc. (OFI) for a portion of the Fund's assets. Epoch began as a manager on the Fund on January 11, 2010. Grantham, Mayo, Van Otterloo & Co. LLC (GMO) continues to serve as the Fund's other co-subadviser.

o  HOW DID THE GMO PORTION OF THE FUND PERFORM?

   We lagged the Russell 1000 Value Index for the 12-month period, largely because we have maintained a more defensive tilt in our portion of the portfolio versus the Index. In particular, we have

   Refer to page 11 for benchmark definitions.

   Past performance is no guarantee of future results.

   *Effective February 16, 2010, OFI no longer is a subadviser of the Fund.

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4  | USAA INCOME STOCK FUND

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   maintained a higher proportion of assets in high-quality stocks as determined by our metrics, which focus on profitability, stability of profitability, and leverage. This emphasis on quality proved to be a constraint on returns as market leadership over the period was largely driven by investor willingness to assume risk.

   For the fiscal period, both sector allocation and stock selection detracted from relative performance. Our underweighting of both energy and telecommunications services added to relative returns. However, this was more than counterbalanced by overweight exposure to the health care sector and underweights in industrials and consumer discretionary.

   Stock selection was strong within the financials and materials sectors. Within financials, leading contributors included an overweight position in the Travelers Companies, Inc. as well as below-market exposure to JPMorgan Chase and a lack of any exposure to Bank of New York Mellon. Within materials, overweights to Titanium Metals Corp. and specialty metals producer Allegheny Technologies, Inc. added to relative performance. Stock selection within consumer discretionary held back performance, with an overweight to the Walt Disney Co. and underweights to Ford Motor Co. and Comcast Corp. "A" the principal detractors. Selection within energy lagged as well, driven by overweights to Exxon Mobil Corp. and Valero Energy Corp., and an underweight to EOG Resources, Inc.

   With respect to the three principal analytical tools that drive the GMO process, the impact from our quality tool was significantly negative, while the intrinsic valuation and momentum tools were essentially neutral factors.

   JPMorgan Chase, Bank of New York Mellon, Titanium Metals Corp., Allegheny Technologies, Inc., Ford Motor Corp., and EOG Resources, Inc. were sold out of the Fund prior to July 31, 2010.

   All equity investments entail risk, including possible loss of principal, and individual stocks may be more volatile than other investments and provide less income.

   You will find a complete list of securities that the Fund owns on pages
   18-32.
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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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o  WHAT IS GMO'S OUTLOOK?

   The timing and direction of the next turn in the global economy is difficult to predict. Against this backdrop of uncertainty, we will remain focused on identifying value opportunities. The ongoing market volatility is creating opportunities for us to add to positions at attractive prices. While this has not paid off for the Fund in the short-term, we remain confident in our discipline and patient in waiting for the value we have identified to be recognized and rewarded. We believe we are well-positioned for the current environment and expect to provide shareholders with attractive risk-adjusted returns over time.

o  HOW DID THE PORTION OF THE FUND MANAGED BY OFI THROUGH JANUARY 10 PERFORM?

   OFI slightly lagged the Russell 1000 Value Index for the period of more than five months between July 31, 2009 and January 10, 2010. The biggest detractor relative to the Index was stock selection within the consumer discretionary sector, where Penske Automotive Group, Inc., Lowe's Companies, Inc., and J.C. Penney Co., Inc. all underperformed on a relative basis. Performance also lagged within the telecommunications services and energy sectors. The materials sector saw the strongest performance on a relative basis, led by Huntsman Corp., a small chemical company, paper company MeadWestvaco Corp., and U.S. Steel Corp. Selection was also positive within health care and industrials.

o HOW DID THE PORTION OF THE FUND MANAGED BY EPOCH PERFORM BETWEEN JANUARY 11 AND THE END OF THE FISCAL PERIOD?

   We modestly lagged the Russell 1000 Value Index for the period between January 11, 2010 and July 31, 2010, as both sector allocation

   Penske Automotive Group, Inc. was sold out of the Fund prior to July 31, 2010.

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6  | USAA INCOME STOCK FUND

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   and security selection detracted slightly from relative performance. The largest detractors from performance for the period were the information technology, energy and consumer discretionary sectors, while the largest contributors to return were the materials, financials and health care sectors.

   Within technology, two of our portfolio's larger positions, Microsoft Corp. and Visa, Inc. "A", were also two of the largest detractors to returns for the period. Microsoft is one of our highest-conviction companies across the firm. The company is extremely well-positioned across multiple business segments. The release of Windows 7 operating system has been well received, and with most companies still using Windows XP Microsoft is well positioned to capture investment by businesses in productivity-enhancing expenditures. They are experiencing significant success with their new servers as well as their cloud computing product SharePoint, and the company's search engine, Bing, has gained significant market share since its launch in February 2009. Lastly, they are launching an add-on to their gaming system, the Xbox 360 which should generate significant demand this holiday season. With the company's significant free cash flow, increasingly shareholder-friendly management team, and strong product offerings, we believe Microsoft is grossly undervalued.

   In the energy sector, our portfolio was impacted by the Macondo oil well spill, as those companies involved in deep water development, especially Anadarko Minerals Inc., were negatively affected. While Anandarko may not be directly responsible for clean up costs, political rhetoric regarding liability for those companies involved in the spill continued to build throughout the second quarter of 2010. With containment and potential liability uncertain, it was impossible to forecast a potential downside, so we choose to exit the position.

   On the positive side, the leading contributor to performance was stock selection within materials, as chemical products manufacturer E.I. du Pont de Nemours & Co. and specialty gas and chemical company Praxair, Inc. provided strong positive returns. Our underweighting

   Anadarko Minerals, Inc. was sold out of the Fund prior to July 31, 2010.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7

================================================================================

   of and strong selection within financials was another significant contributor, with healthcare REIT Ventas, Inc., securities exchange operator NYSE Euronext, and MetLife, Inc. leading performance. Selection was also strong within the lagging healthcare sector.

o  WHAT IS EPOCH'S OUTLOOK?

   Our view is that the economy is in a sustained recovery, although one that is weaker and more protracted than the norm. While the market's run up through April may have reflected an excess of optimism, the decline in May and June may well have reflected overly negative sentiment. Periods of heightened investor risk aversion are creating opportunities to buy strong, well-financed businesses at attractive levels. We believe there is a good prospect for positive equity returns from this point forward, especially relative to cash and fixed-income assets. Our investment philosophy continues to emphasize companies that generate excess cash and return value to shareholders in the forms of dividends and stock repurchases, companies that we expect to outperform in this environment.

   On behalf of USAA, we thank you for your investment in the Fund.

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8  | USAA INCOME STOCK FUND

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FUND RECOGNITION

USAA INCOME STOCK FUND SHARES

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                             LIPPER LEADER (OVERALL)

                                       [5]

                                     EXPENSE

The Income Stock Fund Shares are listed as a Lipper Leader for Expense of 86 funds within the Lipper Equity Income Funds category for the three- year period ended July 31, 2010. The Fund Shares received a Lipper Leader rating for Expense among 75 and 45 funds for the five- and 10-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of July 31, 2010.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2010, Reuters, All Rights Reserved.

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                                                           FUND RECOGNITION |  9

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INVESTMENT OVERVIEW

USAA INCOME STOCK FUND SHARES (Symbol: USISX)

--------------------------------------------------------------------------------
                                               7/31/10              7/31/09
--------------------------------------------------------------------------------
Net Assets                                 $1,228.6 Million     $1,190.3 Million
Net Asset Value Per Share                      $10.50                 $9.53


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/10
--------------------------------------------------------------------------------
1 Year                              5 Years                             10 Years
11.77%                              -3.05%                                0.85%

--------------------------------------------------------------------------------
                        TOTAL ANNUAL OPERATING EXPENSES*
--------------------------------------------------------------------------------
                                      0.89%

High double digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2009, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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10  | USAA INCOME STOCK FUND

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                      O CUMULATIVE PERFORMANCE COMPARISON O

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    RUSSELL 1000         LIPPER EQUITY           USAA INCOME
                    VALUE INDEX       INCOME FUNDS INDEX      STOCK FUND SHARES
 7/31/2000           $10,000.00           $10,000.00              $10,000.00
 8/31/2000            10,556.42            10,586.49               10,533.18
 9/30/2000            10,653.08            10,562.97               10,463.25
10/31/2000            10,914.76            10,785.11               10,698.52
11/30/2000            10,509.62            10,406.01               10,469.14
12/31/2000            11,036.15            10,927.30               11,033.76
 1/31/2001            11,078.60            11,017.65               11,027.84
 2/28/2001            10,770.53            10,650.12               10,761.32
 3/31/2001            10,389.93            10,260.52               10,596.53
 4/30/2001            10,899.47            10,793.48               11,109.08
 5/31/2001            11,144.31            10,980.88               11,329.59
 6/30/2001            10,897.14            10,708.23               10,900.77
 7/31/2001            10,873.98            10,696.59               11,056.67
 8/31/2001            10,438.42            10,343.52               10,732.89
 9/30/2001             9,703.75             9,630.96                9,997.51
10/31/2001             9,620.24             9,680.38                9,876.77
11/30/2001            10,179.52            10,179.99               10,299.37
12/31/2001            10,419.27            10,358.88               10,572.85
 1/31/2002            10,338.99            10,257.24               10,472.34
 2/28/2002            10,355.59            10,272.33               10,510.03
 3/31/2002            10,845.52            10,661.61               10,962.74
 4/30/2002            10,473.56            10,298.29               10,590.16
 5/31/2002            10,526.07            10,307.14               10,672.25
 6/30/2002             9,921.69             9,660.42               10,014.23
 7/31/2002             8,999.38             8,884.62                9,069.25
 8/31/2002             9,067.33             8,950.29                9,024.86
 9/30/2002             8,059.15             8,018.75                7,998.75
10/31/2002             8,656.22             8,504.64                8,349.29
11/30/2002             9,201.54             8,992.54                8,852.80
12/31/2002             8,801.87             8,656.55                8,563.90
 1/31/2003             8,588.79             8,415.64                8,307.74
 2/28/2003             8,359.82             8,207.70                8,113.90
 3/31/2003             8,373.70             8,219.47                8,081.76
 4/30/2003             9,110.78             8,849.04                8,617.76
 5/31/2003             9,698.89             9,380.38                9,132.87
 6/30/2003             9,820.16             9,478.44                9,220.23
 7/31/2003             9,966.38             9,584.19                9,185.28
 8/31/2003            10,121.68             9,726.60                9,346.06
 9/30/2003            10,022.93             9,661.31                9,346.18
10/31/2003            10,636.32            10,142.59                9,950.07
11/30/2003            10,780.62            10,269.08               10,146.68
12/31/2003            11,445.12            10,892.15               10,770.36
 1/31/2004            11,646.38            11,061.40               11,031.33
 2/29/2004            11,895.99            11,270.81               11,207.66
 3/31/2004            11,791.86            11,143.11               11,107.13
 4/30/2004            11,503.67            10,956.17               10,809.81
 5/31/2004            11,620.99            11,026.29               10,823.97
 6/30/2004            11,895.57            11,278.46               11,091.80
 7/31/2004            11,728.02            11,039.42               10,878.63
 8/31/2004            11,894.80            11,151.79               11,020.74
 9/30/2004            12,079.18            11,312.26               11,144.41
10/31/2004            12,279.98            11,436.56               11,137.27
11/30/2004            12,900.83            11,948.21               11,729.83
12/31/2004            13,332.85            12,310.40               12,065.15
 1/31/2005            13,096.18            12,087.94               11,789.96
 2/28/2005            13,530.20            12,444.72               12,195.51
 3/31/2005            13,344.55            12,252.62               11,921.53
 4/30/2005            13,105.55            12,027.95               11,622.76
 5/31/2005            13,421.03            12,311.42               12,074.55
 6/30/2005            13,567.97            12,416.44               12,304.69
 7/31/2005            13,960.53            12,815.49               12,707.28
 8/31/2005            13,899.81            12,741.57               12,546.25
 9/30/2005            14,094.97            12,841.83               12,640.44
10/31/2005            13,736.99            12,589.67               12,346.31
11/30/2005            14,188.56            12,963.59               12,699.27
12/31/2005            14,273.32            13,024.97               12,763.58
 1/31/2006            14,827.66            13,432.58               13,259.01
 2/28/2006            14,918.17            13,493.24               13,317.79
 3/31/2006            15,120.28            13,660.36               13,439.07
 4/30/2006            15,504.52            13,962.20               13,692.00
 5/31/2006            15,112.87            13,604.17               13,262.02
 6/30/2006            15,209.54            13,652.19               13,339.94
 7/31/2006            15,579.19            13,829.65               13,644.86
 8/31/2006            15,839.95            14,095.40               13,898.95
 9/30/2006            16,155.70            14,393.96               14,235.17
10/31/2006            16,684.52            14,853.80               14,643.34
11/30/2006            17,065.41            15,142.82               14,872.94
12/31/2006            17,448.48            15,421.80               15,189.72
 1/31/2007            17,671.63            15,629.12               15,396.69
 2/28/2007            17,396.13            15,450.80               15,054.74
 3/31/2007            17,665.08            15,624.11               15,218.75
 4/30/2007            18,317.85            16,274.79               15,788.10
 5/31/2007            18,978.56            16,855.04               16,339.37
 6/30/2007            18,535.11            16,574.40               15,943.46
 7/31/2007            17,677.97            15,938.37               15,108.63
 8/31/2007            17,876.06            16,111.43               15,281.04
 9/30/2007            18,490.07            16,585.94               15,706.71
10/31/2007            18,492.11            16,765.39               15,661.13
11/30/2007            17,588.32            16,026.15               14,822.47
12/31/2007            17,418.24            15,880.92               14,687.55
 1/31/2008            16,720.59            15,158.17               14,115.44
 2/29/2008            16,020.04            14,665.58               13,484.14
 3/31/2008            15,899.58            14,518.91               13,298.54
 4/30/2008            16,674.62            15,177.70               13,903.47
 5/31/2008            16,648.15            15,313.41               13,853.88
 6/30/2008            15,054.57            13,938.65               12,534.72
 7/31/2008            15,000.22            13,832.88               12,494.83
 8/31/2008            15,255.04            13,982.70               12,724.18
 9/30/2008            14,134.23            12,878.04               11,899.11
10/31/2008            11,687.42            10,775.86                9,862.42
11/30/2008            10,849.33            10,052.79                9,250.41
12/31/2008            10,999.92            10,258.54                9,455.20
 1/31/2009             9,735.04             9,332.36                8,514.74
 2/28/2009             8,434.34             8,305.13                7,452.92
 3/31/2009             9,155.50             8,984.24                7,992.05
 4/30/2009            10,136.90             9,835.26                8,684.35
 5/31/2009            10,763.72            10,416.00                9,122.13
 6/30/2009            10,684.24            10,395.21                9,062.66
 7/31/2009            11,558.76            11,185.21                9,737.76
 8/31/2009            12,163.34            11,684.00               10,146.91
 9/30/2009            12,633.28            12,033.51               10,463.21
10/31/2009            12,246.64            11,838.37               10,268.11
11/30/2009            12,936.90            12,466.84               10,812.32
12/31/2009            13,165.84            12,705.58               11,020.61
 1/31/2010            12,795.57            12,299.24               10,701.03
 2/28/2010            13,199.46            12,629.53               10,989.68
 3/31/2010            14,058.75            13,344.75               11,631.56
 4/30/2010            14,422.53            13,518.29               11,776.31
 5/31/2010            13,237.05            12,501.96               10,814.77
 6/30/2010            12,491.88            11,888.26               10,199.46
 7/31/2010            13,337.56            12,731.18               10,883.57

                                   [END CHART]

                Data from 7/31/00 to 7/31/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Stock Fund Shares to the following benchmarks:

o The unmanaged Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

o The unmanaged Lipper Equity Income Funds Index tracks the total return performance of the 30 largest funds within the Lipper Equity Income Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

USAA INCOME STOCK FUND INSTITUTIONAL SHARES*

--------------------------------------------------------------------------------
                                               7/31/10              7/31/09
--------------------------------------------------------------------------------
Net Assets                                  $88.0 Million        $34.2 Million
Net Asset Value Per Share                      $10.49                $9.52


--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 7/31/10
--------------------------------------------------------------------------------
1 Year                                                   Since Inception 8/01/08
11.88%                                                            -6.39%

--------------------------------------------------------------------------------
                        TOTAL ANNUAL OPERATING EXPENSES**
--------------------------------------------------------------------------------
                                      0.64%

--------------------------------------------------------------------------------
               TOTAL ANNUAL OPERATING EXPENSES AFTER REIMBURSEMENT
--------------------------------------------------------------------------------
                                      0.62%

*The USAA Income Stock Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target Retirement Funds.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

**USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH DECEMBER 1, 2010, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE FUND INSTITUTIONAL SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND INSTITUTIONAL SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.62% OF THE FUND INSTITUTIONAL SHARES' AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER DECEMBER 1, 2010.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

12  | USAA INCOME STOCK FUND

================================================================================

                      O CUMULATIVE PERFORMANCE COMPARISON O

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                       LIPPER EQUITY        RUSSELL 1000          USAA INCOME STOCK
                    INCOME FUNDS INDEX      VALUE INDEX       FUND INSTITUTIONAL SHARES
 7/31/2008              $10,000.00           $10,000.00              $10,000.00
 8/31/2008               10,108.31            10,169.88               10,208.00
 9/30/2008                9,309.73             9,422.68                9,549.79
10/31/2008                7,790.03             7,791.50                7,915.22
11/30/2008                7,267.31             7,232.78                7,424.04
12/31/2008                7,416.05             7,333.17                7,586.24
 1/31/2009                6,746.50             6,489.93                6,838.98
 2/28/2009                6,003.90             5,622.81                5,986.14
 3/31/2009                6,494.84             6,103.58                6,424.15
 4/30/2009                7,110.06             6,757.83                6,972.46
 5/31/2009                7,529.88             7,175.71                7,332.54
 6/30/2009                7,514.85             7,122.72                7,281.29
 7/31/2009                8,085.95             7,705.72                7,832.53
 8/31/2009                8,446.54             8,108.77                8,153.40
 9/30/2009                8,699.21             8,422.06                8,412.89
10/31/2009                8,558.14             8,164.31                8,264.14
11/30/2009                9,012.47             8,624.47                8,702.14
12/31/2009                9,185.06             8,777.09                8,872.16
 1/31/2010                8,891.31             8,530.25                8,606.58
 2/28/2010                9,130.08             8,799.51                8,847.27
 3/31/2010                9,647.12             9,372.36                9,360.58
 4/30/2010                9,772.58             9,614.87                9,477.17
 5/31/2010                9,037.86             8,824.57                8,702.68
 6/30/2010                8,594.20             8,327.80                8,211.94
 7/31/2010                9,203.56             8,891.57                8,763.31

                                   [END CHART]

                *Data from 7/31/08 to 7/31/10.

                See page 11 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Stock Fund Institutional Shares to the benchmarks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the Lipper Equity Income Funds Index and the Russell 1000 Value Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                  AS OF 7/31/10
                          (% of Net Assets of the Fund)

Microsoft Corp. .........................................................   3.3%
Exxon Mobil Corp. .......................................................   3.1%
Pfizer, Inc. ............................................................   2.4%
Oracle Corp. ............................................................   2.4%
ConocoPhillips ..........................................................   2.3%
UnitedHealth Group, Inc. ................................................   2.3%
Apple, Inc. .............................................................   1.9%
Boeing Co. ..............................................................   1.6%
Praxair, Inc. ...........................................................   1.5%
Comcast Corp. "A" .......................................................   1.5%

     You will find a complete list of securities that the Fund owns on pages 18-32.

================================================================================

14  | USAA INCOME STOCK FUND

================================================================================

                    O SECTOR ASSET ALLOCATION* -- 7/31/2010 O

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

FINANCIALS                                                                  17.9%
INFORMATION TECHNOLOGY                                                      17.9%
HEALTH CARE                                                                 17.0%
ENERGY                                                                      12.2%
INDUSTRIALS                                                                 10.9%
CONSUMER DISCRETIONARY                                                       7.0%
CONSUMER STAPLES                                                             6.1%
MATERIALS                                                                    3.9%
UTILITIES                                                                    2.9%
MONEY MARKET INSTRUMENTS                                                     2.8%
TELECOMMUNICATION SERVICES                                                   2.1%

                                   [END CHART]

*Excludes short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2010, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2011.

100% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended July 31, 2010, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

For the fiscal year ended July 31, 2010, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $31,000 as qualifying interest income.

================================================================================

16  | USAA INCOME STOCK FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA INCOME STOCK FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Income Stock Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Income Stock Fund at July 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 17, 2010

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  17

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2010

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             COMMON STOCKS (97.9%)

             CONSUMER DISCRETIONARY (7.0%)
             -----------------------------
             ADVERTISING (0.0%)
      7,100  Clear Channel Outdoor Holdings, Inc. "A"*                $       78
     13,000  Lamar Advertising Co. "A"*                                      356
                                                                      ----------
                                                                             434
                                                                      ----------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
     12,200  Columbia Sportswear Co.                                         598
     38,600  Jones Apparel Group, Inc.                                       673
                                                                      ----------
                                                                           1,271
                                                                      ----------
             APPAREL RETAIL (1.1%)
      4,700  Foot Locker, Inc.                                                64
    345,317  TJX Companies, Inc.                                          14,338
                                                                      ----------
                                                                          14,402
                                                                      ----------
             AUTO PARTS & EQUIPMENT (0.1%)
     22,700  Autoliv, Inc.                                                 1,304
                                                                      ----------
             AUTOMOTIVE RETAIL (0.0%)
     24,000  AutoNation, Inc.*(a)                                            586
                                                                      ----------
             BROADCASTING (0.2%)
    183,800  CBS Corp. "B"                                                 2,717
                                                                      ----------
             CABLE & SATELLITE (1.9%)
     11,100  Cablevision Systems Corp. "A"                                   304
  1,156,350  Comcast Corp. "A"                                            21,470
     38,500  DISH Network Corp. "A"                                          773
      9,000  Liberty Global, Inc. "A"*                                       263
      4,100  Time Warner Cable, Inc.                                         235
     68,100  Virgin Media, Inc.                                            1,466
                                                                      ----------
                                                                          24,511
                                                                      ----------
             CASINOS & GAMING (0.7%)
    613,500  International Game Technology                                 9,350
                                                                      ----------
             CATALOG RETAIL (0.1%)
    124,300  Liberty Media Corp. Interactive "A"*                          1,407
                                                                      ----------

================================================================================

18  | USAA INCOME STOCK FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             COMPUTER & ELECTRONICS RETAIL (0.1%)
     22,500  RadioShack Corp.                                         $      484
     33,000  Rent-A-Center, Inc.*                                            726
                                                                      ----------
                                                                           1,210
                                                                      ----------
             DEPARTMENT STORES (0.2%)
      6,100  Dillard's, Inc. "A"(a)                                          141
     42,000  J.C. Penney Co., Inc.                                         1,034
     53,500  Macy's, Inc.                                                    998
     11,800  Sears Holdings Corp.*                                           838
                                                                      ----------
                                                                           3,011
                                                                      ----------
             DISTRIBUTORS (0.6%)
    185,550  Genuine Parts Co.                                             7,947
                                                                      ----------
             HOME FURNISHINGS (0.1%)
     18,000  Mohawk Industries, Inc.*                                        881
                                                                      ----------
             HOME IMPROVEMENT RETAIL (0.2%)
    137,800  Lowe's Companies, Inc.                                        2,858
                                                                      ----------
             HOTELS, RESORTS, & CRUISE LINES (0.0%)
      8,200  Wyndham Worldwide Corp.                                         209
                                                                      ----------
             HOUSEHOLD APPLIANCES (0.2%)
      9,897  Stanley Black & Decker, Inc.                                    574
     20,800  Whirlpool Corp.                                               1,733
                                                                      ----------
                                                                           2,307
                                                                      ----------
             HOUSEWARES & SPECIALTIES (0.1%)
     14,200  Fortune Brands, Inc.                                            623
     23,700  Jarden Corp.                                                    686
     34,700  Newell Rubbermaid, Inc.                                         538
                                                                      ----------
                                                                           1,847
                                                                      ----------
             MOVIES & ENTERTAINMENT (0.9%)
        100  DreamWorks Animation SKG, Inc. "A"*                               3
     22,400  Liberty Media Corp. - Capital "A"*                            1,045
    273,300  News Corp. "A"                                                3,567
     54,300  Time Warner, Inc.                                             1,708
     49,400  Viacom, Inc. "B"                                              1,632
    102,000  Walt Disney Co.                                               3,436
                                                                      ----------
                                                                          11,391
                                                                      ----------
             PUBLISHING (0.2%)
      6,600  E.W. Scripps Co. "A"*                                            52
     92,200  Gannett Co., Inc.                                             1,215
     16,400  Meredith Corp.                                                  520

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
     32,700  New York Times Co. "A"*(a)                               $      286
        946  Washington Post Co. "B"                                         398
                                                                      ----------
                                                                           2,471
                                                                      ----------
             RESTAURANTS (0.1%)
     11,500  McDonald's Corp.                                                802
                                                                      ----------
             SPECIALIZED CONSUMER SERVICES (0.1%)
     69,800  Service Corp. International                                     595
     13,800  Weight Watchers International, Inc.                             378
                                                                      ----------
                                                                             973
                                                                      ----------
             Total Consumer Discretionary                                 91,889
                                                                      ----------
             CONSUMER STAPLES (6.1%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
     32,600  Archer-Daniels-Midland Co.                                      892
     16,000  Bunge Ltd.                                                      794
                                                                      ----------
                                                                           1,686
                                                                      ----------
             DRUG RETAIL (0.4%)
      6,200  CVS Caremark Corp.                                              190
    191,400  Walgreen Co.                                                  5,465
                                                                      ----------
                                                                           5,655
                                                                      ----------
             FOOD RETAIL (0.2%)
     55,700  Safeway, Inc.                                                 1,144
    111,642  SUPERVALU, Inc.                                               1,259
                                                                      ----------
                                                                           2,403
                                                                      ----------
             HOUSEHOLD PRODUCTS (1.7%)
      9,500  Clorox Co.                                                      616
    160,200  Colgate-Palmolive Co.                                        12,653
      2,500  Energizer Holdings, Inc.*                                       154
     25,400  Kimberly-Clark Corp.(a)                                       1,629
    130,500  Procter & Gamble Co.                                          7,981
                                                                      ----------
                                                                          23,033
                                                                      ----------
             HYPERMARKETS & SUPER CENTERS (0.8%)
    204,000  Wal-Mart Stores, Inc.                                        10,443
                                                                      ----------
             PACKAGED FOODS & MEAT (0.8%)
     22,000  Dean Foods Co.*                                                 252
     88,100  General Mills, Inc.                                           3,013
      7,600  Kellogg Co.                                                     380
    191,679  Kraft Foods, Inc. "A"                                         5,599
      4,100  Smithfield Foods, Inc.*                                          59
     46,300  Tyson Foods, Inc. "A"                                           811
                                                                      ----------
                                                                          10,114
                                                                      ----------

================================================================================

20  | USAA INCOME STOCK FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             PERSONAL PRODUCTS (0.0%)
      1,800  NBTY, Inc.*                                              $       97
                                                                      ----------
             SOFT DRINKS (1.3%)
    193,600  Coca-Cola Co.(a)                                             10,669
    104,400  PepsiCo, Inc.                                                 6,777
                                                                      ----------
                                                                          17,446
                                                                      ----------
             TOBACCO (0.8%)
    104,700  Altria Group, Inc.                                            2,320
    141,400  Philip Morris International, Inc.                             7,217
      7,700  Reynolds American, Inc.                                         445
                                                                      ----------
                                                                           9,982
                                                                      ----------
             Total Consumer Staples                                       80,859
                                                                      ----------
             ENERGY (12.2%)
             --------------
             COAL & CONSUMABLE FUELS (0.1%)
     23,700  Arch Coal, Inc.                                                 561
      7,000  Peabody Energy Corp.                                            316
                                                                      ----------
                                                                             877
                                                                      ----------
             INTEGRATED OIL & GAS (7.7%)
    155,101  Chevron Corp.                                                11,820
    541,764  ConocoPhillips                                               29,916
    695,505  Exxon Mobil Corp.                                            41,508
     73,600  Marathon Oil Corp.                                            2,462
     15,500  Murphy Oil Corp.                                                849
    197,308  Occidental Petroleum Corp.                                   15,376
                                                                      ----------
                                                                         101,931
                                                                      ----------
             OIL & GAS DRILLING (0.3%)
      7,300  Helmerich & Payne, Inc.                                         296
     70,100  Nabors Industries Ltd.*                                       1,290
     28,700  Patterson-UTI Energy, Inc.                                      472
     11,900  Rowan Companies, Inc.*                                          301
     20,400  Unit Corp.*                                                     834
                                                                      ----------
                                                                           3,193
                                                                      ----------
             OIL & GAS EQUIPMENT & SERVICES (2.4%)
     29,242  Baker Hughes, Inc.                                            1,412
    247,585  Cameron International Corp.*                                  9,802
     19,300  Global Industries Ltd.*                                          91
     29,500  Helix Energy Solutions Group, Inc.*                             277
    281,550  National-Oilwell Varco, Inc.                                 11,026
      2,900  Oceaneering International, Inc.*                                143
     23,400  Oil States International, Inc.*                               1,075

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
     31,100  Superior Energy Services, Inc.*                          $      709
     19,000  Tidewater, Inc.                                                 779
    405,200  Weatherford International Ltd.*                               6,564
                                                                      ----------
                                                                          31,878
                                                                      ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.1%)
     56,300  Chesapeake Energy Corp.                                       1,184
    162,400  Devon Energy Corp.                                           10,148
     16,300  Newfield Exploration Co.*                                       871
     21,900  Pioneer Natural Resources Co.                                 1,269
     16,300  QEP Resources, Inc.*                                            561
     10,300  SandRidge Energy, Inc.*                                          61
      8,900  Whiting Petroleum Corp.*                                        783
                                                                      ----------
                                                                          14,877
                                                                      ----------
             OIL & GAS REFINING & MARKETING (0.4%)
     13,700  Frontier Oil Corp.                                              168
     51,900  Sunoco, Inc.                                                  1,851
     38,500  Tesoro Corp.(a)                                                 497
    173,900  Valero Energy Corp.                                           2,955
                                                                      ----------
                                                                           5,471
                                                                      ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.2%)
     28,100  Frontline Ltd.(a)                                               860
      9,800  Overseas Shipholding Group, Inc.                                384
     46,000  Williams Companies, Inc.                                        893
                                                                      ----------
                                                                           2,137
                                                                      ----------
             Total Energy                                                160,364
                                                                      ----------
             FINANCIALS (17.9%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (3.0%)
    119,400  American Capital Ltd.*                                          620
    436,650  Ameriprise Financial, Inc.                                   18,510
      1,310  BlackRock, Inc. "A"                                             206
    182,050  Franklin Resources, Inc.                                     18,310
     36,600  Invesco Ltd. ADR                                                715
     33,200  Legg Mason, Inc.                                                959
                                                                      ----------
                                                                          39,320
                                                                      ----------
             CONSUMER FINANCE (1.0%)
    200,900  American Express Co.                                          8,968
     18,200  AmeriCredit Corp.*                                              439
     56,400  Capital One Financial Corp.                                   2,387
     76,200  Discover Financial Services                                   1,163
     64,900  SLM Corp.*                                                      779

================================================================================

22  | USAA INCOME STOCK FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
      1,580  Student Loan Corp.                                       $       40
                                                                      ----------
                                                                          13,776
                                                                      ----------
             DIVERSIFIED BANKS (0.2%)
     24,500  Comerica, Inc.                                                  940
     52,200  U.S. Bancorp                                                  1,247
                                                                      ----------
                                                                           2,187
                                                                      ----------
             INVESTMENT BANKING & BROKERAGE (1.0%)
     33,580  Goldman Sachs Group, Inc.                                     5,065
     35,400  Morgan Stanley                                                  955
     31,300  Raymond James Financial, Inc.                                   835
    379,650  TD Ameritrade Holding Corp.*                                  5,976
                                                                      ----------
                                                                          12,831
                                                                      ----------
             LIFE & HEALTH INSURANCE (3.1%)
     22,000  Lincoln National Corp.                                          573
    411,150  MetLife, Inc.                                                17,293
     19,400  Principal Financial Group, Inc.                                 497
     39,800  Protective Life Corp.                                           895
    311,300  Prudential Financial, Inc.                                   17,834
     25,100  StanCorp Financial Group, Inc.                                  946
     30,300  Torchmark Corp.                                               1,608
     47,200  Unum Group                                                    1,077
                                                                      ----------
                                                                          40,723
                                                                      ----------
             MULTI-LINE INSURANCE (0.4%)
     46,400  American Financial Group, Inc.                                1,367
      3,200  American National Insurance Co.                                 251
     39,400  Assurant, Inc.                                                1,469
     35,800  Hartford Financial Services Group, Inc.                         838
     38,200  HCC Insurance Holdings, Inc.                                    998
     15,800  Loews Corp.                                                     587
     10,500  Unitrin, Inc.                                                   292
                                                                      ----------
                                                                           5,802
                                                                      ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
    839,938  Bank of America Corp.                                        11,793
                                                                      ----------
             PROPERTY & CASUALTY INSURANCE (1.9%)
     19,700  Allied World Assurance Co. Holdings Ltd.                        981
    134,800  Allstate Corp.                                                3,807
     33,300  Aspen Insurance Holdings Ltd.                                   911
      2,500  AXIS Capital Holdings Ltd.                                       78
     61,300  Chubb Corp.                                                   3,226
      1,400  CNA Financial Corp.*                                             39

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
     26,300  First American Financial Corp.                           $      388
      8,400  Mercury General Corp.                                           362
      4,900  Old Republic International Corp.                                 61
     12,700  ProAssurance Corp.*                                             756
     37,500  Progressive Corp.                                               737
    258,050  Travelers Companies, Inc.                                    13,019
      3,000  W.R. Berkley Corp.                                               81
        910  White Mountains Insurance Group Ltd.                            286
                                                                      ----------
                                                                          24,732
                                                                      ----------
             REAL ESTATE OPERATING COMPANIES (0.0%)
      5,300  Forest City Enterprises, Inc. "A"*                               67
                                                                      ----------
             REGIONAL BANKS (0.8%)
     50,600  Associated Banc Corp.                                           688
     35,800  BB&T Corp.                                                      889
      6,700  City National Corp.                                             380
     18,200  East West Bancorp, Inc.                                         284
     35,300  Fulton Financial Corp.                                          321
     11,000  International Bancshares Corp.                                  191
      8,200  M&T Bank Corp.                                                  716
     90,200  Marshall & Ilsley Corp.                                         634
     57,600  PNC Financial Services Group, Inc.                            3,421
     30,100  SunTrust Banks, Inc.                                            781
      3,200  SVB Financial Group*                                            138
     44,800  TCF Financial Corp.                                             710
      2,900  Trustmark Corp.                                                  64
      5,300  Umpqua Holdings Corp.                                            66
     11,800  Valley National Bancorp(a)                                      171
     37,600  Webster Financial Corp.                                         701
      6,600  Whitney Holding Corp.                                            53
     28,300  Wilmington Trust Corp.                                          287
                                                                      ----------
                                                                          10,495
                                                                      ----------
             REINSURANCE (1.4%)
     19,000  Arch Capital Group Ltd.*                                      1,487
    171,400  Everest Re Group Ltd.                                        13,304
     17,300  PartnerRe Ltd.                                                1,252
     20,500  Reinsurance Group of America, Inc. "A"                          983
     16,600  RenaissanceRe Holdings Ltd.                                     950
     23,000  Transatlantic Holdings, Inc.                                  1,100
                                                                      ----------
                                                                          19,076
                                                                      ----------
             REITs - DIVERSIFIED (0.2%)
     26,300  Vornado Realty Trust                                          2,177
                                                                      ----------

================================================================================

24  | USAA INCOME STOCK FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             REITs - INDUSTRIAL (0.1%)
     32,600  AMB Property Corp.                                       $      814
      5,800  ProLogis                                                         63
                                                                      ----------
                                                                             877
                                                                      ----------
             REITs - OFFICE (0.3%)
      4,460  Alexandria Real Estate Equities, Inc.                           314
     21,000  Boston Properties, Inc.                                       1,720
     50,600  Brandywine Realty Trust                                         575
     57,800  Douglas Emmett, Inc.                                            914
     47,200  Duke Realty Corp.                                               564
      7,400  SL Green Realty Corp.                                           446
                                                                      ----------
                                                                           4,533
                                                                      ----------
             REITs - RESIDENTIAL (0.5%)
     23,800  Apartment Investment & Management Co. "A"                       511
     13,700  AvalonBay Communities, Inc.                                   1,440
     18,300  BRE Properties, Inc.                                            759
     17,000  Camden Property Trust                                           774
     41,000  Equity Residential Properties Trust(a)                        1,880
      4,790  Essex Property Trust, Inc.                                      504
     45,300  UDR, Inc.                                                       956
                                                                      ----------
                                                                           6,824
                                                                      ----------
             REITs - RETAIL (0.3%)
     47,763  CBL & Associates Properties, Inc.                               672
     34,000  Developers Diversified Realty Corp.                             386
     51,700  Kimco Realty Corp.                                              779
      4,200  Simon Property Group, Inc.                                      375
     22,200  Taubman Centers, Inc.                                           910
     31,500  Weingarten Realty Investors                                     667
                                                                      ----------
                                                                           3,789
                                                                      ----------
             REITs - SPECIALIZED (1.5%)
     34,800  Hospitality Properties Trust                                    712
     36,200  Host Hotels & Resorts, Inc.                                     519
    367,550  Ventas, Inc.                                                 18,642
                                                                      ----------
                                                                          19,873
                                                                      ----------
             SPECIALIZED FINANCE (1.0%)
    435,300  NYSE Euronext                                                12,611
                                                                      ----------
             THRIFTS & MORTGAGE FINANCE (0.3%)
     31,800  Astoria Financial Corp.                                         421
    242,550  Hudson City Bancorp, Inc.                                     3,013
     45,100  New York Community Bancorp, Inc.                                778

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
      5,000  TFS Financial Corp.                                      $       62
     19,200  Washington Federal, Inc.                                        334
                                                                      ----------
                                                                           4,608
                                                                      ----------
             Total Financials                                            236,094
                                                                      ----------
             HEALTH CARE (17.0%)
             -------------------
             BIOTECHNOLOGY (0.6%)
    138,700  Amgen, Inc.*(a)                                               7,563
     20,200  Biogen Idec, Inc.*                                            1,129
      1,000  Cephalon, Inc.*                                                  57
                                                                      ----------
                                                                           8,749
                                                                      ----------
             HEALTH CARE DISTRIBUTORS (0.8%)
    147,600  Cardinal Health, Inc.                                         4,763
     86,300  McKesson Corp.                                                5,421
                                                                      ----------
                                                                          10,184
                                                                      ----------
             HEALTH CARE EQUIPMENT (0.7%)
     97,600  Medtronic, Inc.                                               3,608
    103,900  Zimmer Holdings, Inc.*                                        5,506
                                                                      ----------
                                                                           9,114
                                                                      ----------
             HEALTH CARE FACILITIES (0.0%)
      2,400  LifePoint Hospitals, Inc.*                                       74
                                                                      ----------
             HEALTH CARE SERVICES (2.3%)
    280,400  DaVita, Inc.*                                                16,073
    190,100  Laboratory Corp. of America Holdings*                        13,873
                                                                      ----------
                                                                          29,946
                                                                      ----------
             HEALTH CARE SUPPLIES (0.0%)
      1,800  Cooper Companies, Inc.                                           70
                                                                      ----------
             LIFE SCIENCES TOOLS & SERVICES (1.2%)
    352,200  Thermo Fisher Scientific, Inc.*                              15,800
                                                                      ----------
             MANAGED HEALTH CARE (4.5%)
    512,100  Aetna, Inc.(a)                                               14,262
     58,600  CIGNA Corp.                                                   1,802
      7,100  Coventry Health Care, Inc.*                                     141
     38,600  Health Net, Inc.*                                               909
     37,400  Humana, Inc.*                                                 1,759
    969,195  UnitedHealth Group, Inc.                                     29,512
    207,269  WellPoint, Inc.*                                             10,513
                                                                      ----------
                                                                          58,898
                                                                      ----------
             PHARMACEUTICALS (6.9%)
    345,400  Abbott Laboratories                                          16,952
    216,600  Bristol-Myers Squibb Co.                                      5,398


================================================================================

26  | USAA INCOME STOCK FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
    173,500  Eli Lilly and Co.                                        $    6,177
     29,200  Endo Pharmaceuticals Holdings, Inc.*                            701
    169,700  Forest Laboratories, Inc.*                                    4,709
    249,200  Johnson & Johnson                                            14,476
     15,200  King Pharmaceuticals, Inc.*                                     133
    325,400  Merck & Co., Inc.                                            11,213
  2,105,202  Pfizer, Inc.                                                 31,578
                                                                      ----------
                                                                          91,337
                                                                      ----------
             Total Health Care                                           224,172
                                                                      ----------
             INDUSTRIALS (10.9%)
             -------------------
             AEROSPACE & DEFENSE (4.0%)
     70,900  Alliant Techsystems, Inc.*                                    4,762
    302,400  Boeing Co.                                                   20,606
    129,200  General Dynamics Corp.                                        7,913
     11,300  ITT Corp.                                                       532
     32,400  L-3 Communications Holdings, Inc.                             2,366
     30,300  Northrop Grumman Corp.                                        1,777
      7,500  Raytheon Co.                                                    347
    190,100  Rockwell Collins, Inc.                                       10,866
     46,200  United Technologies Corp.                                     3,285
                                                                      ----------
                                                                          52,454
                                                                      ----------
             AIR FREIGHT & LOGISTICS (0.2%)
     27,200  FedEx Corp.                                                   2,245
                                                                      ----------
             COMMERCIAL PRINTING (0.1%)
     66,600  R.R. Donnelley & Sons Co.                                     1,124
                                                                      ----------
             CONSTRUCTION & ENGINEERING (0.0%)
     19,800  KBR, Inc.                                                       443
                                                                      ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.3%)
    239,250  Deere & Co.                                                  15,953
     35,600  Terex Corp.*                                                    703
     32,800  Trinity Industries, Inc.                                        668
                                                                      ----------
                                                                          17,324
                                                                      ----------
             DIVERSIFIED SUPPORT SERVICES (0.0%)
      2,500  Cintas Corp.                                                     66
                                                                      ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
      6,700  General Cable Corp.*                                            178
                                                                      ----------
             ENVIRONMENTAL & FACILITIES SERVICES (1.2%)
    487,450  Waste Management, Inc.                                       16,549
                                                                      ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
     23,000  Manpower, Inc.                                                1,104
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             INDUSTRIAL CONGLOMERATES (1.6%)
     21,600  3M Co.                                                   $    1,848
  1,103,900  General Electric Co.(a)                                      17,795
     51,500  Textron, Inc.                                                 1,069
                                                                      ----------
                                                                          20,712
                                                                      ----------
             INDUSTRIAL MACHINERY (1.9%)
    370,050  Danaher Corp.                                                14,214
     11,600  Eaton Corp.                                                     910
     16,600  Gardner Denver, Inc.                                            843
    183,250  Ingersoll-Rand plc                                            6,864
     11,200  Parker-Hannifin Corp.                                           696
      5,330  SPX Corp.                                                       317
     19,000  Timken Co.                                                      639
                                                                      ----------
                                                                          24,483
                                                                      ----------
             OFFICE SERVICES & SUPPLIES (0.1%)
     47,900  Pitney Bowes, Inc.                                            1,169
     23,300  Steelcase, Inc. "A"                                             161
      1,300  United Stationers, Inc.*                                         71
                                                                      ----------
                                                                           1,401
                                                                      ----------
             RAILROADS (0.4%)
     49,300  CSX Corp.                                                     2,599
     38,800  Norfolk Southern Corp.                                        2,183
                                                                      ----------
                                                                           4,782
                                                                      ----------
             SECURITY & ALARM SERVICES (0.0%)
      3,900  Corrections Corp. of America*                                    76
                                                                      ----------
             TRADING COMPANIES & DISTRIBUTORS (0.0%)
     42,700  United Rentals, Inc.*                                           563
                                                                      ----------
             TRUCKING (0.0%)
     11,400  Ryder System, Inc.                                              498
                                                                      ----------
             Total Industrials                                           144,002
                                                                      ----------
             INFORMATION TECHNOLOGY (17.9%)
             ------------------------------
             COMMUNICATIONS EQUIPMENT (0.5%)
     30,800  Brocade Communications Systems, Inc.*                           152
    161,400  Cisco Systems, Inc.*                                          3,724
     11,200  CommScope, Inc.*                                                228
    162,200  Motorola, Inc.*                                               1,215
     20,300  QUALCOMM, Inc.                                                  773
     23,800  Tellabs, Inc.                                                   166
                                                                      ----------
                                                                           6,258
                                                                      ----------

================================================================================

28  | USAA INCOME STOCK FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             COMPUTER HARDWARE (2.7%)
     97,640  Apple, Inc.*                                             $   25,118
    716,900  Dell, Inc.*                                                   9,492
      3,900  Hewlett-Packard Co.                                             179
                                                                      ----------
                                                                          34,789
                                                                      ----------
             COMPUTER STORAGE & PERIPHERALS (0.1%)
     40,700  Lexmark International, Inc. "A"*                              1,496
      8,600  Western Digital Corp.*                                          227
                                                                      ----------
                                                                           1,723
                                                                      ----------
             DATA PROCESSING & OUTSOURCED SERVICES (3.1%)
    241,350  Automatic Data Processing, Inc.                               9,961
     26,700  CoreLogic, Inc.                                                 535
    255,250  Fidelity National Information Services, Inc.                  7,318
    195,746  Fiserv, Inc.*                                                 9,807
    179,950  Visa, Inc. "A"                                               13,199
                                                                      ----------
                                                                          40,820
                                                                      ----------
             ELECTRONIC COMPONENTS (1.1%)
    772,600  Corning, Inc.                                                13,999
                                                                      ----------
             HOME ENTERTAINMENT SOFTWARE (0.6%)
    508,000  Electronic Arts, Inc.*                                        8,092
                                                                      ----------
             INTERNET SOFTWARE & SERVICES (2.2%)
    299,400  eBay, Inc.*                                                   6,261
     28,950  Google, Inc. "A"*                                            14,036
    649,550  Yahoo!, Inc.*                                                 9,016
                                                                      ----------
                                                                          29,313
                                                                      ----------
             IT CONSULTING & OTHER SERVICES (0.0%)
      1,840  International Business Machines Corp.                           236
                                                                      ----------
             OFFICE ELECTRONICS (0.1%)
    178,800  Xerox Corp.                                                   1,742
                                                                      ----------
             SEMICONDUCTOR EQUIPMENT (0.4%)
     14,100  KLA-Tencor Corp.                                                446
    431,150  MEMC Electronic Materials, Inc.*                              4,122
                                                                      ----------
                                                                           4,568
                                                                      ----------
             SEMICONDUCTORS (1.1%)
     17,600  Fairchild Semiconductor International, Inc.*                    160
     86,600  LSI Corp.*                                                      349
     18,800  Micron Technology, Inc.*                                        137
    565,500  Texas Instruments, Inc.                                      13,962
                                                                      ----------
                                                                          14,608
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             SYSTEMS SOFTWARE (5.7%)
  1,710,350  Microsoft Corp.                                          $   44,144
  1,323,700  Oracle Corp.                                                 31,292
                                                                      ----------
                                                                          75,436
                                                                      ----------
             TECHNOLOGY DISTRIBUTORS (0.3%)
      4,400  Anixter International, Inc.*                                    213
      2,500  Avnet, Inc.*                                                     63
    107,600  Ingram Micro, Inc. "A"*                                       1,779
     42,100  Tech Data Corp.*                                              1,665
                                                                      ----------
                                                                           3,720
                                                                      ----------
             Total Information Technology                                235,304
                                                                      ----------
             MATERIALS (3.9%)
             ----------------
             COMMODITY CHEMICALS (0.0%)
      7,500  Westlake Chemical Corp.                                         186
                                                                      ----------
             DIVERSIFIED CHEMICALS (1.9%)
     12,700  Ashland, Inc.                                                   646
     15,500  Cabot Corp.                                                     457
    220,700  Dow Chemical Co.(a)                                           6,032
    375,700  E.I. du Pont de Nemours & Co.                                15,279
     18,200  Eastman Chemical Co.                                          1,140
     63,400  Huntsman Corp.                                                  664
                                                                      ----------
                                                                          24,218
                                                                      ----------
             INDUSTRIAL GASES (1.5%)
    233,300  Praxair, Inc.                                                20,255
                                                                      ----------
             PAPER PACKAGING (0.0%)
     17,200  Temple-Inland, Inc.                                             345
                                                                      ----------
             PAPER PRODUCTS (0.2%)
     60,600  International Paper Co.                                       1,467
     36,900  MeadWestvaco Corp.                                              884
                                                                      ----------
                                                                           2,351
                                                                      ----------
             SPECIALTY CHEMICALS (0.1%)
     18,200  Cytec Industries, Inc.                                          908
     12,800  Rockwood Holdings, Inc.*                                        374
                                                                      ----------
                                                                           1,282
                                                                      ----------
             STEEL (0.2%)
      5,800  Carpenter Technology Corp.                                      203
     50,600  Commercial Metals Co.                                           728
     21,400  Reliance Steel & Aluminum Co.                                   841
     20,800  Steel Dynamics, Inc.                                            298

================================================================================

30  | USAA INCOME STOCK FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
     17,020  U.S. Steel Corp.                                         $      754
                                                                      ----------
                                                                           2,824
                                                                      ----------
             Total Materials                                              51,461
                                                                      ----------
             TELECOMMUNICATION SERVICES (2.1%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.9%)
    456,295  AT&T, Inc.                                                   11,836
     43,540  Frontier Communications Corp.                                   333
  1,290,143  Qwest Communications International, Inc.                      7,302
    186,088  Verizon Communications, Inc.                                  5,408
                                                                      ----------
                                                                          24,879
                                                                      ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     23,900  NII Holdings, Inc. "B"*                                         895
    144,800  Sprint Nextel Corp.*                                            662
     17,400  Telephone & Data Systems, Inc.                                  594
      4,700  U.S. Cellular Corp.*                                            221
                                                                      ----------
                                                                           2,372
                                                                      ----------
             Total Telecommunication Services                             27,251
                                                                      ----------
             UTILITIES (2.9%)
             ----------------
             ELECTRIC UTILITIES (0.6%)
     13,300  American Electric Power Co., Inc.                               478
     78,350  Entergy Corp.                                                 6,073
     28,400  Exelon Corp.                                                  1,188
     11,700  Pepco Holdings, Inc.                                            198
                                                                      ----------
                                                                           7,937
                                                                      ----------
             GAS UTILITIES (0.1%)
     16,500  Energen Corp.                                                   733
      6,200  National Fuel Gas Co.                                           298
     11,600  ONEOK, Inc.                                                     540
     16,300  Questar Corp.                                                   268
                                                                      ----------
                                                                           1,839
                                                                      ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
     16,100  AES Corp.*                                                      166
      6,900  Constellation Energy Group, Inc.                                218
     55,500  Mirant Corp.*                                                   609
     21,100  RRI Energy, Inc.*                                                83
                                                                      ----------
                                                                           1,076
                                                                      ----------
             MULTI-UTILITIES (2.1%)
      1,800  Alliant Energy Corp.                                             62
     19,500  Ameren Corp.                                                    495
     13,500  Dominion Resources, Inc.                                        567

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-------------------------------------------------------------------------------------------------
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
     21,600  DTE Energy Co.                                                            $      997
      1,300  Integrys Energy Group, Inc.                                                       62
    246,400  NSTAR                                                                          9,156
     22,600  Public Service Enterprise Group, Inc.(a)                                         744
    275,300  Wisconsin Energy Corp.                                                        14,943
                                                                                       ----------
                                                                                           27,026
                                                                                       ----------
             Total Utilities                                                               37,878
                                                                                       ----------
             Total Common Stocks (cost: $1,248,789)                                     1,289,274
                                                                                       ----------
             MONEY MARKET INSTRUMENTS (2.8%)

             MONEY MARKET FUNDS (2.8%)
 36,900,375  State Street Institutional Liquid Reserve Fund, 0.27%(b) (cost: $36,900)      36,900
                                                                                       ----------
             SHORT-TERM INVESTMENTS PURCHASED WITH
             CASH COLLATERAL FROM SECURITIES LOANED (1.1%)

             MONEY MARKET FUNDS (0.2%)
      8,522  AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.26%(b)                    8
     88,282  BlackRock Liquidity Funds TempFund Portfolio, 0.23%(b)                            88
  2,481,567  Fidelity Institutional Money Market Portfolio, 0.29%(b)                        2,482
                                                                                       ----------
             Total Money Market Funds                                                       2,578
                                                                                       ----------


-------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
-------------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS (0.9%)
     $5,300  Credit Suisse First Boston LLC, 0.21%, acquired on 7/30/2010 and due 8/02/2010 at $5,300 (collateralized by $5,105 of
             Freddie Mac(d), 0.17%(c), due 10/25/2010; $305 of
             U.S. Treasury, 0.27%(c), due 7/28/2011; combined
             market value $5,407)                                                           5,300
      6,000  Deutsche Bank Securities, Inc., 0.19%, acquired on 7/30/2010 and due 8/02/2010 at $6,000 (collateralized by $5,034 of Federal
             Farm Credit Bank(d), 1.75 - 5.13%, due 4/24/2012 - 8/25/2016;
             $601 of Tennessee Valley Authority(d), 4.88%, due 1/15/2048;
             combined market value $6,121)                                                  6,000
                                                                                       ----------
             Total Repurchase Agreements                                                   11,300
                                                                                       ----------
             Total Short-Term Investments Purchased With Cash Collateral
               From Securities Loaned (cost: $13,878)                                      13,878
                                                                                       ----------
             TOTAL INVESTMENTS (COST: $1,299,567)                                      $1,340,052
                                                                                       ==========

================================================================================

32  | USAA INCOME STOCK FUND

================================================================================

---------------------------------------------------------------------------------------------------
($ in 000s)                                        VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                         (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                     QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                 IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
                              FOR IDENTICAL ASSETS               INPUTS          INPUTS       TOTAL
---------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                         $1,289,274              $     -              $-  $1,289,274
Money Market Instruments:
  Money Market Funds                        36,900                    -               -      36,900
Short-Term Investments
  Purchased With Cash Collateral
  From Securities Loaned:
  Money Market Funds                         2,578                    -               -       2,578
  Repurchase Agreements                          -               11,300               -      11,300
---------------------------------------------------------------------------------------------------
Total                                   $1,328,752              $11,300              $-  $1,340,052
---------------------------------------------------------------------------------------------------

For the period of February 1, 2010* through July 31, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

*The accounting standard requiring this disclosure was effective for fiscal years and interim periods beginning after December 15, 2009.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2010

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   PORTFOLIO DESCRIPTION ABBREVIATIONS

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    REIT   Real estate investment trust

o   SPECIFIC NOTES

    (a)  The security or a portion thereof was out on loan as of July 31, 2010.

    (b) Rate represents the money market fund annualized seven-day yield at July 31, 2010.

    (c) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (d) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored

================================================================================

34  | USAA INCOME STOCK FUND

================================================================================

         enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

    * Non-income-producing security. As of July 31, 2010, 84.6% of the Fund's net assets were invested in dividend-paying stocks.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

July 31, 2010

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (including securities on
       loan of $13,341) (cost of $1,299,567)                                 $1,340,052
  Cash                                                                                1
  Receivables:
       Capital shares sold                                                          553
       Dividends and interest                                                     1,406
       Other                                                                          3
                                                                             ----------
           Total assets                                                       1,342,015
                                                                             ----------
LIABILITIES
  Payables:
       Upon return of securities loaned                                          13,879
       Securities purchased                                                      10,123
       Capital shares redeemed                                                      725
  Accrued management fees                                                           493
  Accrued transfer agent's fees                                                      64
  Other accrued expenses and payables                                               152
                                                                             ----------
           Total liabilities                                                     25,436
                                                                             ----------
                Net assets applicable to capital shares outstanding          $1,316,579
                                                                             ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                            $1,852,566
  Accumulated undistributed net investment income                                   750
  Accumulated net realized loss on investments                                 (577,222)
  Net unrealized appreciation of investments                                     40,485
                                                                             ----------
                Net assets applicable to capital shares outstanding          $1,316,579
                                                                             ==========
  Net asset value, redemption price, and offering price per share:

       Fund Shares (net assets of $1,228,596/117,016 shares outstanding)     $    10.50
                                                                             ==========
       Institutional Shares (net assets of $87,983/8,385 shares outstanding) $    10.49
                                                                             ==========

See accompanying notes to financial statements.

================================================================================

36  | USAA INCOME STOCK FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended July 31, 2010

--------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividends                                                           $ 27,445
    Interest                                                                  53
    Securities lending (net)                                                 198
                                                                        --------
            Total income                                                  27,696
                                                                        --------
EXPENSES
    Management fees                                                        5,993
    Administration and servicing fees:
        Fund Shares                                                        1,911
        Institutional Shares                                                  31
    Transfer agent's fees:
        Fund Shares                                                        2,417
        Institutional Shares                                                  31
    Custody and accounting fees:
        Fund Shares                                                          252
        Institutional Shares                                                  12
    Postage:
        Fund Shares                                                          158
    Shareholder reporting fees:
        Fund Shares                                                           68
    Trustees' fees                                                            10
    Registration fees:
        Fund Shares                                                           34
        Institutional Shares                                                   2
    Professional fees                                                        118
    Other                                                                     30
                                                                        --------
            Total expenses                                                11,067
    Expenses paid indirectly                                                 (51)
    Transfer agent's fees reimbursed (Note 7E):
        Fund Shares                                                         (233)
                                                                        --------
            Net expenses                                                  10,783
                                                                        --------
NET INVESTMENT INCOME                                                     16,913
                                                                        --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain                                                     39,788
    Change in net unrealized appreciation/depreciation                    85,909
                                                                        --------
            Net realized and unrealized gain                             125,697
                                                                        --------
    Increase in net assets resulting from operations                    $142,610
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended July 31,

--------------------------------------------------------------------------------

                                                                    2010          2009
--------------------------------------------------------------------------------------
FROM OPERATIONS
    Net investment income                                     $   16,913    $   31,188
    Net realized gain (loss) on investments                       39,788      (530,417)
    Change in net unrealized appreciation/depreciation of
         investments                                              85,909       112,630
                                                              ------------------------
         Increase (decrease) in net assets resulting
             from operations                                     142,610      (386,599)
                                                              ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
         Fund Shares                                             (17,006)      (31,698)
         Institutional Shares*                                      (928)         (499)
                                                              ------------------------
         Distributions to shareholders                           (17,934)      (32,197)
                                                              ------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
    Fund Shares                                                  (83,807)     (148,247)
    Institutional Shares*                                         51,263        33,359
                                                              ------------------------
         Total net decrease in net assets from
             capital share transactions                          (32,544)     (114,888)
                                                              ------------------------
    Capital contribution from USAA Transfer Agency
         Company:
         Fund Shares                                                   -            33
         Institutional Shares*                                         -            15
                                                              ------------------------
    Net increase (decrease) in net assets                         92,132      (533,636)

NET ASSETS
    Beginning of year                                          1,224,447     1,758,083
                                                              ------------------------
    End of year                                               $1,316,579    $1,224,447
                                                              ========================
Accumulated undistributed net investment income:
    End of year                                               $      750    $    1,771
                                                              ========================
* Institutional Shares were initiated on August 1, 2008.

See accompanying notes to financial statements.

================================================================================

38  | USAA INCOME STOCK FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2010

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this annual report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is current income with the prospect of increasing dividend income and the potential for capital appreciation.

The Fund has two classes of shares: Income Stock Fund Shares (Fund Shares) and Income Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities.

================================================================================

40  | USAA INCOME STOCK FUND

================================================================================

        In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6. Repurchase agreements are valued at cost, which approximates market value.

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

        on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include those valued at cost as discussed in Note 1A.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

42  | USAA INCOME STOCK FUND

================================================================================

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended July 31, 2010, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $51,000 and less than $500, respectively.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities

================================================================================

44  | USAA INCOME STOCK FUND

================================================================================

    arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.13% annually of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was 0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended July 31, 2010, the Fund paid CAPCO facility fees of $6,000, which represents 3.1% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2010.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

The tax character of distributions paid during the years ended July 31, 2010, and 2009, was as follows:

                                          2010                          2009
                                      ------------------------------------------
Ordinary income*                      $17,934,000                    $32,197,000

* Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of July 31, 2010, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                     $     753,000
Undistributed capital and other losses                             (556,972,000)
Unrealized appreciation of investments                               20,253,000

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2010, the Fund had a current post-October capital loss of $32,341,000 and capital loss carryovers of $524,631,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2017 and 2018, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains

================================================================================

46  | USAA INCOME STOCK FUND

================================================================================

realized in the future until the capital loss carryovers have been used or expire.


----------------------------------------
       CAPITAL LOSS CARRYOVERS
----------------------------------------
EXPIRES                        BALANCE
-------                    -------------
 2017                        227,189,000
 2018                        297,442,000
                            ------------
                  Total     $524,631,000
                            ============

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended July 31, 2010, the Fund did not incur any income tax, interest, or penalties. As of July 31, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2010, were $1,378,398,000 and $1,407,692,000, respectively.

As of July 31, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was $1,319,799,000.

Gross unrealized appreciation and depreciation of investments as of July 31, 2010, for federal income tax purposes, were $77,951,000 and $57,698,000, respectively, resulting in net unrealized appreciation of $20,253,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Bank, N.A., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the year ended July 31, 2010, the Fund received securities-lending income of $198,000 which is net of the 20% income retained by Wachovia. As of July 31, 2010, the Fund loaned securities having a fair market value of approximately $13,341,000 and received cash collateral of $13,879,000 for the loans. Of this amount, $13,878,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

(6) CAPITAL SHARE TRANSACTIONS

At July 31, 2010, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

48  | USAA INCOME STOCK FUND

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions were as follows, in thousands:

                                          YEAR ENDED             YEAR ENDED
                                           7/31/2010              7/31/2009
--------------------------------------------------------------------------------
                                      SHARES     AMOUNT      SHARES     AMOUNT
                                    --------------------------------------------
   FUND SHARES:
   Shares sold                        15,011    $ 159,571    16,114    $ 151,475
   Shares issued from
    reinvested dividends               1,521       16,136     3,130       30,029
   Shares redeemed                   (24,463)    (259,514)  (34,567)    (329,751)
                                    --------------------------------------------
   Net decrease from capital
    share transactions                (7,931)   $ (83,807)  (15,323)   $(148,247)
                                    ============================================
   INSTITUTIONAL SHARES
    (INITIATED ON AUGUST 1, 2008):
   Shares sold                         5,504    $  58,767     4,408    $  40,727
   Shares issued from
    reinvested dividends                  87          928        57          499
   Shares redeemed                      (797)      (8,432)     (874)      (7,867)
                                    --------------------------------------------
   Net increase from capital
    share transactions                 4,794    $  51,263     3,591    $  33,359
                                    ============================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

    for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Equity Income Funds Index over the performance period. The Lipper Equity Income Funds Index tracks the total return performance of the 30 largest funds in the Lipper Equity Income Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 1, 2008. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%

+/- 4.01% to 7.00%                    +/- 0.05%

+/- 7.01% and greater                 +/- 0.06%

    (1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

50  | USAA INCOME STOCK FUND

================================================================================

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Equity Income Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the year ended July 31, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $5,993,000, which included a performance adjustment for the Fund Shares and Institutional Shares of $(679,000) and $(7,000) respectively. For the Fund Shares and Institutional Shares, the performance adjustments were (0.05)% and (0.01)%, respectively.

B. SUBADVISORY ARRANGEMENT -- The Manager has entered into investment subadvisory agreements with Grantham, Mayo, Van Otterloo & Co. LLC (GMO), OFI Institutional Asset Management, Inc. (OFII), and, effective January 11, 2010, Epoch Investment Partners, Inc. (Epoch), under which GMO, OFII, and Epoch direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays GMO a subadvisory fee in the annual amount of 0.18% of the portion of the Fund's average daily net assets that GMO manages. For the year ended July 31, 2010, the Manager incurred subadvisory fees, paid or payable to GMO of $1,351,000.

    The Manager (not the Fund) pays OFII a subadvisory fee on the Fund's average daily net assets that OFII manages, in an annual amount of 0.085% on the first $500 million of assets and 0.075% on assets over $500 million. For the year ended July 31, 2010, the Manager incurred subadvisory fees, paid or payable to OFII of $229,000.

    The Manager (not the Fund) pays Epoch a subadvisory fee on the Fund's average daily net assets that Epoch manages, in the annual amount of 0.40% on the first $200 million of assets and 0.35% on the next $400 million of assets. Once assets that Epoch manages reach $600 million, the subadvisory fee changes to an annual amount of 0.30% on the first $600 million of assets and 0.25% on the next

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

    $400 million of assets. Once assets that Epoch manages reach $1 billion, fees will be renegotiated. For the year ended July 31, 2010, the Manager incurred subadvisory fees, paid or payable to Epoch of $1,002,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.05% of average net assets of the Fund Shares and Institutional Shares, respectively. For the year ended July 31, 2010, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,911,000 and $31,000 respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2010, the Fund reimbursed the Manager $53,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2010, to limit the annual expenses of the Institutional shares to 0.62% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Institutional Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2010, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the year ended July 31, 2010, the Institutional Shares did not incure any reimbursable expenses.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees

================================================================================

52  | USAA INCOME STOCK FUND

================================================================================

    for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out of pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out of pocket expenses. For the year ended July 31, 2010, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $2,417,000 and $31,000, respectively.

    During the year ended, SAS reimbursed the Fund Shares $233,000 for corrections in fees paid for the administration and servicing of certain accounts.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 13 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of July 31, 2010, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                       0.4%
USAA Target Retirement 2020 Fund                                         0.9
USAA Target Retirement 2030 Fund                                         1.9
USAA Target Retirement 2040 Fund                                         2.4
USAA Target Retirement 2050 Fund                                         1.1

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

(9) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                              YEAR ENDED JULY 31,
                                                    ------------------------------------------------------------------
                                                          2010           2009         2008         2007           2006
                                                    ------------------------------------------------------------------
Net asset value at beginning of period              $     9.53     $    12.53   $    16.64   $    16.11     $    17.36
                                                    ------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                    .13            .24          .30          .30            .30
  Net realized and unrealized gain (loss)                  .98          (3.00)       (2.95)        1.42            .86
                                                    ------------------------------------------------------------------
Total from investment operations                          1.11          (2.76)       (2.65)        1.72           1.16
                                                    ------------------------------------------------------------------
Less distributions from:
  Net investment income                                   (.14)          (.24)        (.31)        (.30)          (.31)
  Realized capital gains                                     -              -        (1.15)        (.89)         (2.10)
                                                    ------------------------------------------------------------------
Total distributions                                       (.14)          (.24)       (1.46)       (1.19)         (2.41)
                                                    ------------------------------------------------------------------
Net asset value at end of period                    $    10.50     $     9.53   $    12.53   $    16.64     $    16.11
                                                    ==================================================================
Total return (%)*                                        11.65(c)      (21.98)      (17.25)       10.66(a)        7.38
Net assets at end of period (000)                   $1,228,596     $1,190,258   $1,758,083   $2,296,206     $2,158,950
Ratios to average net assets:**
  Expenses (%)(b)                                          .84(c)         .89          .80          .82(a)         .83
  Net investment income (%)                               1.26           2.50         2.06         1.77           1.87
Portfolio turnover (%)                                     107             85           91           74            108

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period.
    Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the year ended July 31, 2010, average net assets were $1,272,632,000.
(a) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares'
    expenses paid indirectly decreased the expense ratios as follows:
                                                          (.00%)(+)      (.01%)       (.02%)       (.01%)         (.02%)
    (+) Represents less than 0.01% of average net assets.
(c) During the period ended July 31, 2010, SAS reimbursed the Fund Shares $233,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.02%. This decrease is excluded from the expense ratios in the Financial Highlights table.

================================================================================

54  | USAA INCOME STOCK FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                        YEAR ENDED         PERIOD ENDED
                                                         JULY 31,            JULY 31,
                                                           2010              2009***
                                                        -------------------------------
Net asset value at beginning of period                  $   9.52            $ 12.50
                                                        -------------------------------
Income (loss) from investment operations:
 Net investment income                                       .16                .22(c)
 Net realized and unrealized gain (loss)                     .97              (2.93)(c)
                                                        -------------------------------
Total from investment operations                            1.13              (2.71)(c)
                                                        -------------------------------
Less distributions from:
 Net investment income                                      (.16)              (.27)
                                                        -------------------------------
 Net asset value at end of period                        $ 10.49            $  9.52
                                                        ===============================
Total return (%)*                                          11.88             (21.67)
Net assets at end of period (000)                        $87,983            $34,189
Ratios to average net assets:**
 Expenses (%)(a)                                             .62                .62(b)
 Expenses, excluding reimbursements (%)(a)                   .62                .64(b)
 Net investment income (%)                                  1.37               2.55(b)
Portfolio turnover (%)                                       107                 85

 *  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period.
    Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2010, average net assets were $62,370,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The
    Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Calculated using average shares.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

EXPENSE EXAMPLE

July 31, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2010, through July 31, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses

================================================================================

56  | USAA INCOME STOCK FUND

================================================================================

you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                          BEGINNING               ENDING              DURING PERIOD*
                                        ACCOUNT VALUE        ACCOUNT VALUE          FEBRUARY 1, 2010 -
                                      FEBRUARY 1, 2010        JULY 31, 2010           JULY 31, 2010
                                      ----------------------------------------------------------------
FUND SHARES
Actual                                    $1,000.00             $1,017.10                   $4.25

Hypothetical
 (5% return before expenses)               1,000.00              1,020.58                    4.26

INSTITUTIONAL SHARES
Actual                                     1,000.00              1,018.20                    3.10

Hypothetical
 (5% return before expenses)               1,000.00              1,021.72                    3.11

* Expenses are equal to the annualized expense ratio of 0.85% for Fund Shares and 0.62% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 1.71% for Fund Shares and 1.82% for Institutional Shares for the six-month period of February 1, 2010, through July 31, 2010.

================================================================================

                                                           EXPENSE EXAMPLE |  57

================================================================================

ADVISORY AGREEMENTS

July 31, 2010
--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 9, 2010, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved the continuance of the Advisory Agreement between the Trust and the Manager and the Subadvisory Agreements with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreements and the Manager and each Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and each Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreements with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreements with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning

================================================================================

58  | USAA INCOME STOCK FUND

================================================================================

the Fund's performance and related services provided by the Manager and by each Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreements is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadvisers is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreements included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel,

================================================================================

                                                       ADVISORY AGREEMENTS |  59

================================================================================

as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadvisers and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution" and the utilization of "soft dollars," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the advisory fees and total expense ratios of the Fund as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The expenses of the Fund were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads and front-end loads), asset size, and expense components (the expense group) and (ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the expense universe). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the

================================================================================

60  | USAA INCOME STOCK FUND

================================================================================

effects of any performance adjustment -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee. The Board also took into account that the subadvisory fees under the Subadvisory Agreements are paid by the Manager.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the performance universe). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was lower than the average of its performance universe and its Lipper index for the one-, three-, and five- year periods ended December 31, 2009. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the same time periods. The Board took into account management's discussion of the Fund's performance and the factors that contributed to such performance, including the effect of the current market environment, as well as any actions taken to address performance.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of

================================================================================

                                                       ADVISORY AGREEMENTS |  61

================================================================================

the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the subadvisory fees. Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the Fund's performance is being addressed; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

62  | USAA INCOME STOCK FUND

================================================================================

SUBADVISORY AGREEMENTS

In approving each Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the respective Subadviser, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve each Subadvisory Agreement. In approving each Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL -- The Trustees considered information provided to them regarding the services provided by the Subadvisers, including information presented periodically throughout the previous year. The Board considered each Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and each Subadviser's level of staffing. The Trustees noted that the materials provided to them by each Subadviser indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted each Subadviser's brokerage practices. The Board also considered each Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of each Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to each Subadviser.

================================================================================

                                                       ADVISORY AGREEMENTS |  63

================================================================================

SUBADVISER COMPENSATION -- The Board also took into consideration the financial condition of each Subadviser. In considering the cost of services to be provided by each Subadviser and the profitability to that Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreements were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by each Subadviser, each Subadviser's profitability with respect to the Fund, and the potential economies of scale in each Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreements than the other factors considered.

SUBADVISORY FEES AND PERFORMANCE -- The Board compared the subadvisory fees for the Fund with the fees that each Subadviser charges to comparable clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays subadvisory fees to each Subadviser. As noted above, the Board considered the Fund's performance during the one-, three-, and five-year periods ended December 31, 2009 as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadviser. The Board was mindful of the Manager's focus on each Subadviser's performance and the explanations of management regarding the factors that contributed to the short-term performance of the Fund. The Board also noted each Subadviser's long-term performance record for similar accounts.

CONCLUSIONS -- The Board reached the following conclusions regarding each Subadvisory Agreement, among others: (i) each Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) each Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed;

================================================================================

64  | USAA INCOME STOCK FUND

================================================================================

and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and each Subadviser. Based on its conclusions, the Board determined that approval of each Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

                                                       ADVISORY AGREEMENTS |  65

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 46 individual funds as of July 31, 2010. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

66  | USAA INCOME STOCK FUND

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO (2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief Executive Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA Financial Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09); President, Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also serves as Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  67

================================================================================

ROBERT L. MASON, Ph.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, Ph.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

68  | USAA INCOME STOCK FUND

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

  (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
  (2) Member of Executive Committee
  (3) Member of Audit Committee
  (4) Member of Pricing and Investment Committee
  (5) Member of Corporate Governance Committee
  (5) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
  (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
  (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  69

================================================================================

INTERESTED OFFICERS(1)

--------------------------------------------------------------------------------

DANIEL S. MCNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and Financial Products Group, Bank of America (9/01-9/09).

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, IMCO (3/10-present); Vice President, Fixed Income Investments, IMCO (2/04-3/10). Mr. Freund also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments (12/00-1/09).

CHRISTOPHER P. LAIA
Secretary
Born: January 1960
Year of Appointment: 2010

Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Secretary of IMCO and SAS and Vice President and Assistant Secretary of FAI and FPS.

================================================================================

70  | USAA INCOME STOCK FUND

================================================================================

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Executive Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).

ROBERTO GALINDO, Jr.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  71

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
         (8722)                      or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.


================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
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                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
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   23421-0910                                (C)2010, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

On September 24, 2009, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 46 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2010 and 2009 were $359,418 and $437,445, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2010 and 2009 were $61,513 and $63,500, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended July 31, 2010 and 2009.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2010 and 2009.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for July 31, 2010 and 2009 were $104,896 and $108,000, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2010 and 2009 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    September 30, 2010
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    September 30, 2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    September 30, 2010
         ------------------------------